Investments in Equity-Accounted Associates and Joint Ventures - Summary of Aggregate Financial Information Related to Proportionate Interest in the Equity-accounted Joint Ventures (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of joint ventures [line items]
Net income	$ 79	$ 30	[1]
Joint ventures [member]
Disclosure of joint ventures [line items]
Net income	68	46
OCI	113	61
Total comprehensive income	$ 181	$ 107

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.